TAXATION - Reconciliation of tax rate and components of deferred tax assets and liabilities (Details)	12 Months Ended				36 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Tax differential from statutory rate applicable to subsidiaries with preferential tax rates (as a percent)	8.00%	8.00%	(5.00%)	(375.00%)
Gain on deconsolidation of a subsidiary with a withholding tax rate of 10% versus the statutory CIT rate			(11.00%)
Non-deductible expenses incurred (as a percent)	(50.00%)	(50.00%)	6.00%	480.00%
Change in valuation allowance (as a percent)	(10.00%)	(10.00%)	1.00%	241.00%
Effective CIT rate (as a percent)	(27.00%)	(27.00%)	16.00%	371.00%
Withholding tax rate (as a percent)	10.00%	10.00%	10.00%	10.00%
Share based compensation charge	$ 512,706,136	¥ 3,559,718,706	¥ 642,596,474	¥ 496,643,489
Increase in income tax due to share based compensation charge		¥ 890,000,000	¥ 161,000,000	¥ 124,000,000
Increase in income tax rate due to share based compensation charge	(51.00%)	(51.00%)	5.00%	352.00%
Deferred tax assets:
Valuation allowance for operating loss carry forwards		¥ 31,489,450	¥ 183,449,500	¥ 86,735,795	¥ 86,735,795	¥ 150,286,773	¥ 31,489,450
Deferred tax assets, non-current:
Accrued expenses						149,205,615	109,784,998
Loss carry forward						159,747,175	78,771,363
Accrued liability for customer reward related programs						122,635,196	114,965,397
Accrued staff salary						55,228,349	110,263,508
Others						38,782,032	23,038,753
Less: Valuation allowance of deferred tax assets						(150,286,773)	(31,489,450)
Total deferred tax assets, non-current						375,311,594	405,334,569
Deferred tax liabilities, non-current:
Recognition of intangible assets arise from business combinations						(3,607,882,808)	(3,045,259,390)
Net deferred tax liabilities						(3,232,571,214)	¥ (2,639,924,821)
Movement of valuation allowances
Balance at beginning of year		31,489,450	183,449,500	86,735,795	86,735,795
Current year additions		118,797,323	31,590,648	96,713,705
Deconsolidation of Tujia			(183,550,698)
Balance at end of year		¥ 150,286,773	¥ 31,489,450	¥ 183,449,500	¥ 150,286,773
Operating tax loss carry forwards						¥ 678,000,000
Subsidiaries
Reconciliation of differences between statutory tax rate and effective tax rate
Effective CIT rate (as a percent)	8.00%	8.00%	(5.30%)	(375.00%)
Ctrip Computer Technology
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)					15.00%
Effective CIT rate (as a percent)	4.00%	4.00%	(1.40%)	(74.00%)
Ctrip Travel Information
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)					15.00%
Effective CIT rate (as a percent)	2.00%	2.00%	(0.40%)	(48.00%)
Ctrip Travel Network
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)					15.00%
Effective CIT rate (as a percent)	7.00%	7.00%	(3.00%)	(154.00%)
Chengdu Ctrip Travel Agency Co., Ltd.
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)					15.00%
Effective CIT rate (as a percent)	1.00%	1.00%	(0.20%)	(11.00%)
Ctrip Hong Kong subsidiaries
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)					16.50%
Effective CIT rate (as a percent)	1.00%	1.00%	(0.30%)	(88.00%)
Qunar and subsidiaries
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)					15.00%
Effective CIT rate (as a percent)	(7.00%)	(7.00%)